Business Combinations - Summary of Assets and Liabilities Recognized upon Acquisition (Details) - USD ($)	Dec. 31, 2019	Aug. 02, 2019	May 28, 2019	Apr. 03, 2019	Jan. 04, 2019	Dec. 31, 2018	Oct. 31, 2017	Jun. 12, 2017
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 341,067,000					$ 36,043,000
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Intangible assets							$ 1,000
Tangible assets							4,000
Trade receivables							301,000
Cash and cash equivalents							195,000
Trade payables							(1,341,000)
Total net identified liabilities acquired							(840,000)
Goodwill							3,023,000
Total goodwill acquired							3,023,000
Net assets acquired							$ 2,183,000
Style.com
Disclosure Of Business Combinations [Line Items]
Total net identified liabilities acquired								$ 1,856,000
Goodwill								7,050,000
Net assets acquired								12,411,000
Inventories								1,856,000
Customer relationships								1,178,000
Trademarks and domain name								3,046,000
Deferred tax liability								(719,000)
Total goodwill and identifiable intangible assets acquired								$ 10,555,000
Stadium Goods
Disclosure Of Business Combinations [Line Items]
Intangible assets					$ 2,049,000
Tangible assets					319,000
Total net identified liabilities acquired					105,147,000
Goodwill					73,653,000
Net assets acquired					178,800,000
Inventories					541,000
Brand name					117,300,000
Right-of-use assets					2,802,000
Other non-current assets					243,000
Net working capital (excluding inventory)					(3,642,000)
Non-current liabilities					$ (14,465,000)
Toplife
Disclosure Of Business Combinations [Line Items]
Tangible assets			$ 17,000
Cash and cash equivalents			0
Total net identified liabilities acquired			7,601,000
Goodwill			40,902,000
Net assets acquired			48,503,000
Inventories			131,000
Current liabilities			(1,605,000)
Level 1 access button			$ 9,058,000
Curiosity China
Disclosure Of Business Combinations [Line Items]
Tangible assets				$ 78,000
Total net identified liabilities acquired				6,170,000
Goodwill	3,039,000			3,039,000
Net assets acquired				9,000,000
Customer relationships				3,878,000
Deferred tax liability	$ (921,000)			(921,000)
Current liabilities				(1,005,000)
Level 1 access button				2,059,000
Current assets				1,879,000
Backlog				202,000
Total net identified assets acquired and goodwill				9,209,000
Non-controlling interest				$ (209,000)
New Guards
Disclosure Of Business Combinations [Line Items]
Intangible assets		$ 1,382,000
Tangible assets		2,714,000
Total net identified liabilities acquired		674,475,000
Goodwill		188,020,000
Net assets acquired		704,088,000
Inventories		36,757,000
Deferred tax liability		(231,729,000)
Brand name		830,150,000
Right-of-use assets		10,727,000
Other non-current assets		2,694,000
Net working capital (excluding inventory)		32,027,000
Non-current liabilities		(13,698,000)
Total net identified assets acquired and goodwill		862,495,000
Non-controlling interest		(158,407,000)
Deferred tax assets		$ 3,451,000